UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2006
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		96917 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	952	11784	SHRS		SOLE		11784
Abbott Laboratories	COM	002824100	1575	36106	SHRS		SOLE		36106
American Express	COM	025816109	260	4894	SHRS		SOLE		4894
Amgen Inc		COM	031162100	1303	19980	SHRS		SOLE		19980
Berkshire Hathaway B	COM	084670207	2705	889	SHRS		SOLE		889
Boeing Company		COM	097023105	762	9304	SHRS		SOLE		9304
BP PLC			COM	055622104	1151	16535	SHRS		SOLE		16535
Canon Inc		COM	138006309	2769	37785	SHRS		SOLE		37785
Cisco Systems		COM	17275r102	1724	88298	SHRS		SOLE		88298
CityBank		COM	17770a109	2202	47186	SHRS		SOLE		47186
Coca Cola		COM	191216100	2490	57888	SHRS		SOLE		57888
ConocoPhillips		COM	20825c104	2321	35418	SHRS		SOLE		35418
Costco Wholesale	COM	22160k105	2892	50627	SHRS		SOLE		50627
Cutter & Buck		COM	232217109	149	13000	SHRS		SOLE		13000
Daktronics Inc		COM	234264109	1637	56700	SHRS		SOLE		56700
Danaher Inc		COM	235851102	435	6762	SHRS		SOLE		6762
Dell Inc		COM	247025109	974	39816	SHRS		SOLE		39816
EMC Corp		COM	268648102	1020	92960	SHRS		SOLE		92960
Emerson Electric	COM	291011104	1323	15785	SHRS		SOLE		15785
Encana Corp		COM	292505104	1587	30150	SHRS		SOLE		30150
Exxon Mobil		COM	30231g102	3556	57960	SHRS		SOLE		57960
Fargo Electronics INC	COM	30744p102	295	11600	SHRS		SOLE		11600
Frontier Financial	COM	35907k105	1929	56751	SHRS		SOLE		56751
General Electric	COM	369604103	1537	46632	SHRS		SOLE		46632
GlaxoSmithKline PLC	COM	37733w105	1863	33395	SHRS		SOLE		33395
Hewlett-Packard		COM	428236103	1524	48104	SHRS		SOLE		48104
Horizon Financial	COM	44041f105	3244	118252	SHRS		SOLE		118252
Ingersoll-Rand Ltd	COM	G4776g101	1333	31150	SHRS		SOLE		31150
Intel Corp		COM	458140100	1701	89524	SHRS		SOLE		89524
Internap		COM	45885a102	18	17500	SHRS		SOLE		17500
IShares Japan		COM	464286848	2061	151125	SHRS		SOLE		151125
IShares Switzerland	COM	464286749	2292	107775	SHRS		SOLE		107775
Johnson & Johnson	COM	478160104	2287	38165	SHRS		SOLE		38165
Kimberly Clark		COM	494368103	1101	17850	SHRS		SOLE		17850
Lilly Eli & Co		COM	532457108	1278	23125	SHRS		SOLE		23125
Medtronic Inc		COM	585055106	975	20772	SHRS		SOLE		20772
Microsoft		COM	594918104	4753	203994	SHRS		SOLE		203994
Mylan Labs		COM	628530107	1066	53290	SHRS		SOLE		53290
Newmont Mining Corp	COM	651639106	1966	37150	SHRS		SOLE		37150
Novo Nordisk AS		COM	670100205	1066	16760	SHRS		SOLE		16760
Occidental Pete		COM	674599105	409	3990	SHRS		SOLE		3990
Paccar			COM	693718108	3673	44589	SHRS		SOLE		44589
Pepsico			COM	713448108	2867	47746	SHRS		SOLE		47746
Pfizer			COM	717081103	2243	95568	SHRS		SOLE		95568
Plum Creek Timber	COM	729251108	801	22566	SHRS		SOLE		22566
Procter & Gamble	COM	742718109	1585	28501	SHRS		SOLE		28501
Royal Dutch Shell A	COM	780259206	2550	38067	SHRS		SOLE		38067
Safeco Corp		COM	786429100	1208	21435	SHRS		SOLE		21435
Sara Lee Corp		COM	803111103	1420	88625	SHRS		SOLE		88625
Schlumberger Ltd	COM	806857108	949	14580	SHRS		SOLE		14580
Starbucks Corp		COM	855244109	2619	69360	SHRS		SOLE		69360
Steinway Musical Ins	COM	858495104	332	13550	SHRS		SOLE		13550
Stryker Corp		COM	863667101	997	23687	SHRS		SOLE		23687
Tootsie Roll Inds	COM	890516107	724	24839	SHRS		SOLE		24839
Total S A		COM	89151E109	1050	16030	SHRS		SOLE		16030
United Parcel Svc	COM	911312106	1603	19475	SHRS		SOLE		19475
Walgreen Company	COM	931422109	3120	69571	SHRS		SOLE		69571
Wal-Mart Stores		COM	931142103	1219	25310	SHRS		SOLE		25310
Washington Federal	COM	938824109	1472	63463	SHRS		SOLE		63463
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